Cover	Sep. 28, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Entity Registrant Name	JEFFERIES FINANCIAL GROUP INC.
Entity Central Index Key	0000096223
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	001-05721
Entity Tax Identification Number	13-2615557
Entity Address, Address Line One	520 Madison Avenue
Entity Address, State or Province	NY
Entity Address, City or Town	New York,
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	284-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Voting Common Shares, par value $1 per share
Trading Symbol	JEF
Security Exchange Name	NYSE
4.850% Senior Notes Due 2027
Document Information [Line Items]
Title of 12(b) Security	4.850% Senior Notes Due 2027
Trading Symbol	JEF 27A
Security Exchange Name	NYSE
5.875% Senior Notes Due 2028
Document Information [Line Items]
Title of 12(b) Security	5.875% Senior Notes Due 2028
Trading Symbol	JEF 28
Security Exchange Name	NYSE
5.125% Senior Notes Due 2023
Document Information [Line Items]
Title of 12(b) Security	2.750% Senior Notes Due 2032
Trading Symbol	JEF 32A
Security Exchange Name	NYSE
6.200% Senior Notes Due 2034
Document Information [Line Items]
Title of 12(b) Security	6.200% Senior Notes Due 2034
Trading Symbol	JEF 34
Security Exchange Name	NYSE
Five Point Five Zero Zero Percentage Senior Notes, Due 2036
Document Information [Line Items]
Title of 12(b) Security	5.500% Senior Notes Due 2036
Trading Symbol	JEF 36
Security Exchange Name	NYSE
Five Point One Two Five Percentage Senior Notes, Due 2031
Document Information [Line Items]
Title of 12(b) Security	5.125% Senior Notes Due 2031
Trading Symbol	JEF 31
Security Exchange Name	NYSE